UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2008

1.813054.103

CAI-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 59.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Technology - 0.0%
ON Semiconductor Corp. 0% 4/15/24	$ 840	$ 806
Spansion, Inc. 2.25% 6/15/16 (g)	6,630	3,198
		4,004
Nonconvertible Bonds - 59.5%
Aerospace - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	2,956
Hexcel Corp. 6.75% 2/1/15	10,710	10,175
Orbimage Holdings, Inc. 14.2175% 7/1/12 (h)	8,010	8,571
		21,702
Air Transportation - 1.1%
Continental Airlines, Inc. 6.903% 4/19/22	4,070	3,521
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	3,480
10% 8/15/08 (a)	6,280	314
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (g)	53,149	52,297
8.021% 8/10/22 (g)	26,825	25,350
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	246
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	207
8.875% 6/1/06 (a)	5,900	177
Northwest Airlines, Inc. pass thru trust certificates:
7.027% 11/1/19	11,970	11,521
8.028% 11/1/17	5,560	5,226
		102,339
Automotive - 2.3%
Affinia Group, Inc. 9% 11/30/14	10,625	9,350
Ford Motor Credit Co. LLC:
5.8% 1/12/09	2,455	2,388
7.375% 10/28/09	10,530	10,141
7.875% 6/15/10	14,075	13,250
9.875% 8/10/11	32,570	31,250
General Motors Acceptance Corp.:
6.875% 9/15/11	21,825	18,879
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.875% 8/28/12	$ 26,735	$ 22,699
General Motors Corp.:
7.125% 7/15/13	28,365	24,181
7.2% 1/15/11	28,330	25,922
8.375% 7/15/33	50,775	41,128
Visteon Corp. 7% 3/10/14	24,960	16,973
		216,161
Broadcasting - 0.4%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)	15,770	16,046
10.375% 9/1/14 (g)	18,090	19,085
		35,131
Building Materials - 0.3%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	4,619
General Cable Corp. 7.125% 4/1/17	3,350	3,233
NTK Holdings, Inc. 0% 3/1/14 (e)	32,360	18,445
		26,297
Cable TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	11,660	10,902
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	77,548	56,610
11% 10/1/15	7,175	5,166
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	15,790	15,001
CSC Holdings, Inc.:
6.75% 4/15/12	8,785	8,302
7.625% 7/15/18	19,938	17,845
7.875% 2/15/18	15,200	13,452
EchoStar Communications Corp.:
6.375% 10/1/11	15,465	15,156
6.625% 10/1/14	34,270	33,372
7% 10/1/13	16,420	16,297
7.125% 2/1/16	91,490	91,033
iesy Repository GmbH 10.375% 2/15/15 (g)	4,660	4,567
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
NTL Cable PLC:
8.75% 4/15/14	$ 21,385	$ 19,835
9.125% 8/15/16	8,380	7,500
Videotron Ltee 6.875% 1/15/14	3,630	3,494
		318,532
Capital Goods - 0.7%
Blount, Inc. 8.875% 8/1/12	6,070	6,009
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,895
Invensys PLC 9.875% 3/15/11 (g)	246	256
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	6,615	5,722
9.5% 8/1/14	33,755	30,211
11.75% 8/1/16	22,990	18,967
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,572
		69,632
Chemicals - 1.2%
Huntsman LLC 11.625% 10/15/10	2,465	2,613
MacDermid, Inc. 9.5% 4/15/17 (g)	2,460	2,116
Momentive Performance Materials, Inc.:
9.75% 12/1/14	41,190	36,865
10.125% 12/1/14 pay-in-kind	46,415	38,989
11.5% 12/1/16	28,710	21,963
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)	7,980	8,020
		110,566
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	660
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,706
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	1,562
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)	15,460	14,223
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,036
		22,187
Containers - 0.8%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,613
BWAY Corp. 10% 10/15/10	9,210	9,003
Constar International, Inc. 11% 12/1/12	11,545	8,082
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,259
7.5% 12/15/96	17,610	13,472
8% 4/15/23	6,295	5,823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	$ 4,220	$ 4,178
8.25% 5/15/13	10,790	11,168
Tekni-Plex, Inc. 10.875% 8/15/12	4,620	4,897
Vitro SAB de CV:
8.625% 2/1/12	4,980	4,781
9.125% 2/1/17	10,510	9,249
		75,525
Diversified Financial Services - 0.4%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)	6,080	5,776
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	1,943
Nuveen Investments, Inc. 10.5% 11/15/15 (g)	15,080	14,326
Residential Capital Corp.:
6% 2/22/11	3,520	2,200
6.5975% 4/17/09 (h)	1,405	962
7.625% 11/21/08 (k)	2,815	2,168
Residential Capital LLC:
7.615% 5/22/09 (h)	8,460	5,753
8% 6/1/12 (h)	10,575	6,609
		39,737
Diversified Media - 0.9%
Affinion Group, Inc. 11.5% 10/15/15	12,915	12,076
CanWest Media, Inc. 8% 9/15/12	4,040	3,838
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,153
8.25% 2/1/30	27,130	24,593
8.5% 7/15/29	25,045	23,744
		87,404
Electric Utilities - 4.9%
AES Corp.:
7.75% 10/15/15	28,380	29,019
8% 10/15/17	71,000	72,775
AES Gener SA 7.5% 3/25/14	14,980	15,729
Aquila, Inc. 14.875% 7/1/12	7,225	9,067
Chivor SA E.S.P. 9.75% 12/30/14 (g)	11,230	11,904
Edison Mission Energy:
7.5% 6/15/13	25,210	25,777
7.75% 6/15/16	23,125	23,645
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings:
10.875% 11/1/17 (g)	$ 78,085	$ 77,695
11.25% 11/1/17 pay-in-kind (g)	40,880	40,573
Intergen NV 9% 6/30/17 (g)	43,300	45,249
NRG Energy, Inc.:
7.25% 2/1/14	3,570	3,481
7.375% 2/1/16	6,520	6,341
Reliant Energy, Inc.:
7.625% 6/15/14	24,930	24,307
7.875% 6/15/17	19,800	19,206
Tenaska Alabama Partners LP 7% 6/30/21 (g)	5,158	5,029
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)	47,520	46,570
Utilicorp United, Inc. 9.95% 2/1/11 (h)	175	189
		456,556
Energy - 4.9%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	10,685
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)	21,260	21,579
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,761
Berry Petroleum Co. 8.25% 11/1/16	13,210	13,441
Chaparral Energy, Inc.:
8.5% 12/1/15	10,400	8,632
8.875% 2/1/17 (g)	9,600	8,016
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	37,373
6.875% 11/15/20	12,985	12,531
7.5% 9/15/13	2,000	2,055
7.625% 7/15/13	19,570	20,206
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	23,345
Complete Production Services, Inc. 8% 12/15/16	11,475	11,131
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)	23,830	23,651
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	2,704
6.4% 7/15/06 (d)	3,270	572
6.625% 11/15/05 (d)	13,290	2,326
6.725% 11/17/08 (d)(h)	4,095	737
6.75% 8/1/09 (d)	3,320	581
6.875% 10/15/07 (d)	8,050	1,409
6.95% 7/15/28 (d)	7,270	1,309
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
7.125% 5/15/07 (d)	$ 1,390	$ 243
7.375% 5/15/19 (d)	8,400	1,512
7.875% 6/15/03 (d)	1,390	243
9.125% 4/1/03 (d)	285	50
9.875% 6/5/03 (d)	1,268	222
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,240
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,170
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	20,850	21,111
InterNorth, Inc. 9.625% 3/16/06 (d)	5,575	976
Mariner Energy, Inc. 8% 5/15/17	7,240	6,950
Ocean Rig Norway AS 8.375% 7/1/13 (g)	4,730	5,014
OPTI Canada, Inc. 7.875% 12/15/14 (g)	28,570	27,784
Petrohawk Energy Corp. 9.125% 7/15/13	26,090	26,873
Range Resources Corp. 7.375% 7/15/13	5,530	5,571
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	37,380
8% 3/1/32	20,945	23,228
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,595
Southwestern Energy Co. 7.5% 2/1/18 (g)	12,875	13,165
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	5,140	4,780
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,859
7.5% 4/1/17	6,635	7,287
7.625% 4/1/37	7,450	7,944
8.375% 6/15/32	6,100	7,032
Venoco, Inc. 8.75% 12/15/11	6,840	6,737
W&T Offshore, Inc. 8.25% 6/15/14 (g)	28,470	26,762
		462,772
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	10,623
Environmental - 0.3%
Allied Waste North America, Inc. 7.125% 5/15/16	11,465	11,350
Browning-Ferris Industries, Inc. 7.4% 9/15/35	17,991	16,552
		27,902
Food and Drug Retail - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,710	4,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.:
9.375% 12/15/15	$ 15,040	$ 11,318
9.5% 6/15/17	22,580	16,709
		32,914
Food/Beverage/Tobacco - 0.2%
Leiner Health Products, Inc. 11% 6/1/12	2,870	431
Michael Foods, Inc. 8% 11/15/13	2,690	2,636
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,222
Smithfield Foods, Inc. 7.75% 7/1/17	15,280	14,363
		21,652
Gaming - 1.9%
Mandalay Resort Group 6.5% 7/31/09	16,415	16,436
MGM Mirage, Inc.:
6% 10/1/09	5,030	4,992
6.625% 7/15/15	20,645	18,890
6.75% 9/1/12	6,315	6,031
6.75% 4/1/13	4,430	4,197
6.875% 4/1/16	2,280	2,098
7.5% 6/1/16	10,195	9,762
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	8,735
Scientific Games Corp. 6.25% 12/15/12	3,050	2,943
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	8,350	7,599
Station Casinos, Inc.:
6.5% 2/1/14	37,015	25,725
6.625% 3/15/18	44,415	28,426
6.875% 3/1/16	39,309	26,534
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	4,965	3,327
9% 1/15/12	2,645	2,156
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	7,320	7,100
		174,951
Healthcare - 4.4%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)	11,170	11,282
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,433
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)	56,260	47,258
CRC Health Group, Inc. 10.75% 2/1/16	7,690	7,767
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
DaVita, Inc. 6.625% 3/15/13	$ 2,840	$ 2,790
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,003
HCA, Inc.:
9.125% 11/15/14	27,330	28,287
9.25% 11/15/16	28,430	29,780
9.625% 11/15/16 pay-in-kind	49,665	52,210
Invacare Corp. 9.75% 2/15/15	7,340	7,340
Rural/Metro Corp. 9.875% 3/15/15	6,115	5,687
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,484
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,401
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,558
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	12,906
Tenet Healthcare Corp.:
9.25% 2/1/15	37,500	34,313
9.875% 7/1/14	61,600	58,212
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,219
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)	2,985	2,119
Vanguard Health Holding Co. II LLC 9% 10/1/14	31,860	30,108
VWR Funding, Inc. 10.25% 7/15/15 (g)	41,080	37,794
		413,951
Homebuilding/Real Estate - 2.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,240	11,383
8.125% 6/1/12	12,730	12,539
BF Saul REIT 7.5% 3/1/14	12,505	11,567
Realogy Corp.:
10.5% 4/15/14 (g)	142,485	103,302
11% 4/15/14 pay-in-kind (g)	88,225	58,229
12.375% 4/15/15 (g)	10,535	6,268
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	29,430	26,487
		229,775
Hotels - 0.1%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	5,627
8% 11/15/13	8,460	7,699
		13,326
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - 1.0%
Six Flags, Inc.:
8.875% 2/1/10	$ 42,285	$ 31,079
9.625% 6/1/14	5,035	3,323
9.75% 4/15/13	33,785	22,636
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	19,749	17,972
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	8,338
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,337
		96,685
Metals/Mining - 2.9%
Aleris International, Inc. 9% 12/15/14	12,670	9,883
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,456
Drummond Co., Inc. 7.375% 2/15/16 (g)	11,870	10,980
FMG Finance Property Ltd.:
10% 9/1/13 (g)	17,490	18,671
10.625% 9/1/16 (g)	44,695	50,617
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	13,354
8.25% 4/1/15	20,280	21,193
8.375% 4/1/17	59,290	62,551
Massey Energy Co. 6.875% 12/15/13	18,850	17,908
Peabody Energy Corp.:
7.375% 11/1/16	26,690	27,224
7.875% 11/1/26	26,690	26,957
		267,794
Paper - 0.1%
Glatfelter 7.125% 5/1/16	2,400	2,328
NewPage Corp. 11.1613% 5/1/12 (h)	8,670	8,453
		10,781
Publishing/Printing - 1.5%
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	7,854
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,080
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	14,730	11,048
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	117,815	108,095
		137,077
Railroad - 0.5%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)	8,690	8,636
7.625% 12/1/13	7,670	7,287
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - continued
Kansas City Southern Railway Co.:
7.5% 6/15/09	$ 7,655	$ 7,674
9.5% 10/1/08	5,910	6,043
TFM SA de CV 9.375% 5/1/12	16,130	16,654
		46,294
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	14,495	12,429
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)	48,675	29,205
		41,634
Services - 2.5%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	9,341
FTI Consulting, Inc.:
7.625% 6/15/13	3,280	3,346
7.75% 10/1/16	5,990	6,215
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	32,267
7.75% 1/15/15	26,235	26,694
8.625% 4/1/13	6,225	6,272
8.75% 7/15/18	42,365	44,483
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	28,376
KAR Holdings, Inc.:
8.75% 5/1/14 (g)	10,040	8,835
10% 5/1/15 (g)	10,550	8,757
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,888
MediMedia USA, Inc. 11.375% 11/15/14 (g)	3,780	3,893
NCO Group, Inc. 11.875% 11/15/14	13,230	12,172
Penhall International Corp. 12% 8/1/14 (g)	6,510	5,338
West Corp. 9.5% 10/15/14	40,480	37,748
		236,625
Shipping - 1.1%
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,160
Navios Maritime Holdings, Inc. 9.5% 12/15/14	20,280	19,469
Seabulk International, Inc. 9.5% 8/15/13	17,020	17,956
Ship Finance International Ltd. 8.5% 12/15/13	30,655	30,655
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,485	7,891
US Shipping Partners LP 13% 8/15/14	13,660	12,977
		99,108
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - 1.5%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	$ 39,320	$ 30,670
Claire's Stores, Inc.:
9.25% 6/1/15 (g)	30,815	20,646
9.625% 6/1/15 pay-in-kind (g)	44,655	24,560
Michaels Stores, Inc.:
0% 11/1/16 (e)	2,020	965
10% 11/1/14	40,130	35,716
11.375% 11/1/16	36,285	29,300
		141,857
Steels - 0.9%
CSN Islands VIII Corp. 9.75% 12/16/13 (g)	11,805	13,222
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,173
Gerdau SA 8.875% (g)	11,345	11,714
International Steel Group, Inc. 6.5% 4/15/14	24,820	25,068
Ispat Inland ULC 9.75% 4/1/14	5,094	5,463
PNA Intermediate Holding Corp. 11.8688% 2/15/13 pay-in-kind (g)(h)	8,090	7,038
RathGibson, Inc. 11.25% 2/15/14	11,220	10,659
		82,337
Super Retail - 0.2%
AutoNation, Inc.:
6.2575% 4/15/13 (h)	4,370	3,671
7% 4/15/14	6,070	5,326
Toys 'R' US, Inc. 7.875% 4/15/13	14,130	10,244
		19,241
Technology - 7.7%
Amkor Technology, Inc. 9.25% 6/1/16	36,010	33,939
Avago Technologies Finance Ltd.:
10.6238% 6/1/13 (h)	3,962	4,021
11.875% 12/1/15	25,080	26,459
Ceridian Corp.:
11.25% 11/15/15 (g)	37,030	31,290
12.25% 11/15/15 pay-in-kind (g)	35,560	29,959
Freescale Semiconductor, Inc.:
8.875% 12/15/14	78,690	63,149
9.125% 12/15/14 pay-in-kind	173,502	129,467
10.125% 12/15/16	33,410	23,430
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 81,100	$ 65,488
6.5% 1/15/28	32,887	26,556
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.2406% 12/15/11 (h)	3,295	2,537
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	7,241
Nortel Networks Corp.:
8.5075% 7/15/11 (h)	16,300	15,322
10.125% 7/15/13	16,190	16,311
10.75% 7/15/16	16,300	16,626
NXP BV 9.5% 10/15/15	74,110	65,217
Open Solutions, Inc. 9.75% 2/1/15 (g)	4,070	3,500
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,543
Unisys Corp.:
8% 10/15/12	1,740	1,505
12.5% 1/15/16	1,740	1,705
Viasystems, Inc. 10.5% 1/15/11	23,140	22,446
Xerox Capital Trust I 8% 2/1/27	30,530	30,377
Xerox Corp.:
6.4% 3/15/16	18,000	18,352
7.625% 6/15/13	60,755	63,185
		722,625
Telecommunications - 7.3%
American Tower Corp. 7.125% 10/15/12	13,300	13,633
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	28,275
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,049
Citizens Communications Co.:
7.875% 1/15/27	16,920	15,651
9% 8/15/31	41,255	39,605
Cricket Communications, Inc.:
9.375% 11/1/14	8,735	7,927
9.375% 11/1/14 (g)	13,035	11,829
Digicel Group Ltd. 9.25% 9/1/12 (g)	8,355	8,439
Embarq Corp.:
7.082% 6/1/16	1,787	1,809
7.995% 6/1/36	37,663	37,627
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14	$ 13,020	$ 12,890
Intelsat Ltd.:
9.25% 6/15/16	9,770	9,794
11.25% 6/15/16	42,815	42,976
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)	4,400	4,400
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)	5,320	5,586
Level 3 Financing, Inc.:
8.75% 2/15/17	27,565	22,534
12.25% 3/15/13	27,280	26,393
MetroPCS Wireless, Inc. 9.25% 11/1/14	37,370	34,287
Millicom International Cellular SA 10% 12/1/13	19,800	21,038
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	8,080	8,211
PanAmSat Corp.:
9% 8/15/14	22,595	22,369
9% 6/15/16	9,770	9,770
Qwest Capital Funding, Inc.:
7.625% 8/3/21	14,370	12,861
7.75% 2/15/31	4,620	4,019
Qwest Corp.:
7.5% 10/1/14	3,230	3,254
7.625% 6/15/15	6,359	6,375
7.875% 9/1/11	19,060	19,632
8.2406% 6/15/13 (h)	33,180	32,475
8.875% 3/15/12	48,680	51,418
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	5,230	4,393
6.875% 7/15/28	8,125	6,744
U.S. West Communications:
6.875% 9/15/33	69,615	63,002
7.125% 11/15/43	1,355	1,220
7.2% 11/10/26	10,660	9,647
7.25% 9/15/25	8,865	8,333
7.25% 10/15/35	46,490	43,701
7.5% 6/15/23	14,935	14,039
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	16,090	17,055
		691,260
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
8.875% 4/1/16	$ 19,380	$ 18,217
9.75% 1/15/15	18,140	17,505
		35,722
TOTAL NONCONVERTIBLE BONDS		5,598,675
TOTAL CORPORATE BONDS (Cost $5,942,515)		5,602,679
Common Stocks - 14.3%
	Shares
Air Transportation - 0.8%
Delta Air Lines, Inc. (a)	2,677,700	45,066
Northwest Airlines Corp. (a)	1,769,047	33,099
		78,165
Automotive - 0.4%
Remy International, Inc. (a)	173,534	4,772
Tenneco, Inc. (a)	1,294,500	34,265
		39,037
Building Materials - 0.6%
General Cable Corp. (a)	960,300	55,707
Cable TV - 0.8%
Comcast Corp. Class A (a)	3,745,000	68,009
Discovery Holding Co. Class A (a)	125,000	2,903
Liberty Global, Inc. Class A (a)	9,320	377
		71,289
Chemicals - 0.5%
Celanese Corp. Class A	1,145,700	42,597
Sterling Chemicals, Inc. (a)	897	13
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		42,610
Containers - 0.3%
Crown Holdings, Inc. (a)	1,046,300	25,655
Trivest 1992 Special Fund Ltd. (a)(i)	11,400,000	0
		25,655
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.1%
KKR Private Equity Investors, LP Restricted Depositary Units (g)	582,900	$ 9,764
Diversified Media - 0.4%
News Corp. Class A	1,752,200	33,117
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	10
		33,127
Electric Utilities - 1.0%
AES Corp. (a)	2,100,000	40,068
Mirant Corp. (a)	660,000	24,314
NRG Energy, Inc. (a)	650,000	25,084
Portland General Electric Co.	20,217	498
		89,964
Energy - 3.6%
ASAT Holdings Ltd. warrants 2/1/11 (a)(i)	2,510,300	92
Chesapeake Energy Corp. (f)	1,500,000	55,845
Forest Oil Corp. (a)	919,993	41,602
Hornbeck Offshore Services, Inc. (a)	950,070	36,749
OPTI Canada, Inc. (a)	1,367,300	22,549
Petrohawk Energy Corp. (a)	1,850,000	29,138
Valero Energy Corp.	1,025,000	60,670
Williams Companies, Inc.	2,850,000	91,115
		337,760
Food and Drug Retail - 0.4%
Kroger Co.	1,000,000	25,450
SUPERVALU, Inc.	425,000	12,776
		38,226
Food/Beverage/Tobacco - 0.1%
Centerplate, Inc. unit	1,033,875	12,003
Healthcare - 1.4%
DaVita, Inc. (a)	1,020,800	54,460
Emergency Medical Services Corp. Class A (a)(f)	928,600	28,573
UnitedHealth Group, Inc.	1,000,000	50,840
		133,873
Homebuilding/Real Estate - 0.0%
Progressive Gaming International Corp. warrants 10/14/08 (a)(i)	535,456	97
Leisure - 0.3%
National CineMedia, Inc.	1,250,000	28,488
Metals/Mining - 0.9%
Alcoa, Inc.	1,250,000	41,375
Alpha Natural Resources, Inc. (a)	950,000	31,787
Common Stocks - continued
	Shares	Value (000s)
Metals/Mining - continued
Haynes International, Inc. (a)	147,429	$ 6,513
Intermet Corp. (a)(i)	521,664	0
		79,675
Publishing/Printing - 0.1%
R.H. Donnelley Corp. (a)	350,000	10,525
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	85
Shipping - 1.5%
Excel Maritime Carriers Ltd. (f)	861,200	32,777
Navios Maritime Holdings, Inc.	2,865,350	33,066
Overseas Shipholding Group, Inc.	691,380	45,092
Ship Finance International Ltd. (NY Shares) (f)	1,242,200	32,446
		143,381
Supermarkets - 0.3%
Safeway, Inc. (f)	855,000	26,496
Technology - 0.8%
Alliant Techsystems, Inc. (a)	475,000	50,279
AMIS Holdings, Inc. (a)	1,353,244	9,892
Vishay Intertechnology, Inc. (a)	1,800,000	18,882
		79,053
Telecommunications - 0.0%
American Tower Corp. Class A (a)	15,912	597
Embarq Corp.	80,278	3,637
Level 3 Communications, Inc. (a)	18,708	64
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	12
Series B, warrants 1/16/10 (a)	52,628	4
Series C, warrants 1/16/10 (a)	52,628	3
		4,317
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	659,302	3,956
TOTAL COMMON STOCKS (Cost $1,231,140)		1,343,253
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	1,470
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (i)	5,850	$ 5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		7,320
Nonconvertible Preferred Stocks - 0.4%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	9,419
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	20
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind	24,178	30,223
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,662
TOTAL PREFERRED STOCKS (Cost $44,912)		46,982
Floating Rate Loans - 9.1%
	Principal Amount (000s)
Aerospace - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.3963% 2/21/13 (h)	$ 395	379
Tranche 2LN, term loan 11.6463% 2/21/14 (h)	650	598
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.08% 9/29/13 (h)	671	627
Tranche 2LN, term loan 10.58% 3/28/14 (h)	250	240
		1,844
Automotive - 1.0%
AM General LLC:
Tranche B, term loan 7.6358% 9/30/13 (h)	15,312	13,934
7.4113% 9/30/12 (h)	567	516
Ford Motor Co. term loan 8% 12/15/13 (h)	58,428	50,978
General Motors Corp. term loan 7.0556% 11/29/13 (h)	4,346	3,901
Lear Corp. term loan 7.3472% 4/25/12 (h)	10,812	10,001
Navistar International Corp.:
term loan 6.5013% 1/19/12 (h)	10,802	9,506
Credit-Linked Deposit 6.8812% 1/19/12 (h)	3,897	3,430
		92,266
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.1%
Discovery Communications, Inc. term loan 6.83% 5/14/14 (h)	$ 5,373	$ 5,051
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (h)	213	201
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (h)	21,030	18,822
Tranche B 1LN, term loan 7.4093% 5/4/14 (h)	2,720	2,394
Walter Industries, Inc. term loan 6.5673% 10/3/12 (h)	398	360
		21,777
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.35% 4/2/13 (h)	1,035	1,000
term loan 6.4788% 4/2/14 (h)	5,652	5,186
Momentive Performance Materials, Inc. Tranche B1, term loan 7.125% 12/4/13 (h)	4,663	4,127
Solutia, Inc. Tranche B, term loan 6.4888% 3/31/08 (h)	813	790
		11,103
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 7.16% 4/3/15 (h)	24,634	20,569
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 9.8425% 11/30/14 (h)	1,970	1,635
Electric Utilities - 0.4%
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (h)	23,958	21,801
6.48% 2/1/13 (h)	11,061	10,066
		31,867
Energy - 0.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (h)	2,432	2,286
Tranche D, term loan 7.9818% 12/28/13 (h)	7,913	7,438
Compagnie Generale de Geophysique SA term loan 5.2713% 1/12/14 (h)	2,626	2,573
Helix Energy Solutions Group, Inc. term loan 6.5357% 7/1/13 (h)	3,078	2,940
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (h)	21,730	21,458
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 6.83% 10/31/12 (h)	2,252	2,139
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Targa Resources, Inc./Targa Resources Finance Corp.: - continued
term loan 6.9031% 10/31/12 (h)	$ 4,014	$ 3,813
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (h)	2,100	1,974
		44,621
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.1075% 4/8/12 (h)	9,619	8,272
Environmental - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (h)	3,340	3,073
term loan 5.8875% 3/28/14 (h)	5,556	5,111
		8,184
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 5.7238% 6/4/14 (h)	14,390	12,915
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 6.5964% 6/5/13 (h)	4,792	4,600
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 6.9923% 2/16/14 (h)	660	581
Healthcare - 1.1%
Bausch & Lomb, Inc. term loan:
6.5106% 4/26/15 (h)(j)	910	865
8.08% 4/26/15 (h)	3,640	3,458
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (h)	32,985	29,522
Tranche DD, term loan 7/25/14 (j)	1,659	1,485
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (h)	65,677	60,422
Health Management Associates, Inc. Tranche B, term loan 6.5594% 2/28/14 (h)	4,595	3,998
VWR Funding, Inc. term loan 7.33% 6/29/14 (h)	7,820	6,921
		106,671
Homebuilding/Real Estate - 0.4%
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (h)	33,984	28,546
8.24% 10/10/13 (h)	9,149	7,686
		36,232
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Leisure - 0.0%
Six Flags, Inc. Tranche B, term loan 7.25% 4/30/15 (h)	$ 3,791	$ 3,222
Metals/Mining - 0.4%
Aleris International, Inc. term loan 6.0025% 12/19/13 (h)	12,712	10,424
Novelis Corp. term loan 6.83% 7/6/14 (h)	25,064	22,307
		32,731
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
term loan 5.5625% 6/14/14 (h)	2,446	2,012
7.1275% 6/14/13 (h)	207	170
		2,182
Services - 0.3%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (h)	19,690	16,146
ARAMARK Corp.:
term loan 6.83% 1/26/14 (h)	9,327	8,395
6.83% 1/26/14 (h)	593	533
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 10.0125% 2/7/15 (h)	3,135	2,712
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (h)	4,230	3,173
		30,959
Specialty Retailing - 0.5%
Claire's Stores, Inc. term loan 6.472% 5/29/14 (h)	23,582	18,865
Michaels Stores, Inc. term loan 7.5826% 10/31/13 (h)	26,658	22,659
Sally Holdings LLC Tranche B, term loan 7.52% 11/16/13 (h)	3,338	3,146
		44,670
Super Retail - 0.3%
Neiman Marcus Group, Inc. term loan 6.686% 4/6/13 (h)	8,647	7,934
Toys 'R' US, Inc. term loan 7.6313% 12/9/08 (h)	25,110	23,227
		31,161
Technology - 1.6%
Affiliated Computer Services, Inc. Tranche B2, term loan 5.8463% 3/20/13 (h)	15,612	14,715
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (h)	27,515	25,314
Tranche B-A1, term loan 7.455% 10/1/14 (h)	7,907	7,274
Tranche B-B, term loan 7.455% 10/1/12 (h)	35,421	32,765
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan 6.3813% 12/1/13 (h)	$ 58,269	$ 49,237
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (h)	21,111	18,577
Open Solutions, Inc. term loan 5.845% 1/23/14 (h)	1,092	972
		148,854
Telecommunications - 1.3%
Intelsat Bermuda Ltd. term loan 7.1313% 1/12/14 (h)	8,710	8,492
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (h)	2,679	2,572
Level 3 Communications, Inc. term loan 6.6105% 3/13/14 (h)	41,590	37,535
MetroPCS Wireless, Inc. Tranche B, term loan 7.1646% 11/3/13 (h)	6,458	5,974
Paetec Communications, Inc. Tranche B, term loan 5.7713% 2/28/13 (h)	1,459	1,379
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (h)	29,000	29,364
Wind Telecomunicazioni SpA:
term loan 11.2013% 12/12/11 pay-in-kind (h)	17,533	16,015
Tranche 2, term loan 11.3194% 3/21/15 (h)	12,400	12,338
Tranche B, term loan 7.5694% 9/21/13 (h)	6,200	5,983
Tranche C, term loan 8.3194% 9/21/14 (h)	6,200	5,983
		125,635
Textiles & Apparel - 0.2%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (h)	7,050	7,015
Tranche B 1LN, term loan 4.9977% 9/5/13 (h)	15,906	15,190
		22,205
TOTAL FLOATING RATE LOANS (Cost $942,904)		849,807
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $509)	41,750	2,296
Money Market Funds - 15.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	1,403,034,515	$ 1,403,035
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	29,431,075	29,431
TOTAL MONEY MARKET FUNDS (Cost $1,432,466)		1,432,466
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,016)	$ 2,016	2,016
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $9,596,462)		9,279,499
NET OTHER ASSETS - 1.4%		135,769
NET ASSETS - 100%		$ 9,415,268
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,301,746,000 or 13.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,995,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ -
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,114,000 and $1,917,000, respectively. The coupon rate will be determined at time of settlement.

(k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,016,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 440
Barclays Capital, Inc.	635
ING Financial Markets LLC	941
$ 2,016
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45,367
Fidelity Securities Lending Cash Central Fund	60
Total	$ 45,427
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,587,211,000. Net unrealized depreciation aggregated $307,712,000, of which $327,781,000 related to appreciated investment securities and $635,493,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2008

1.813015.103

FFH-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.4%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 93,000	$ 106,280
Technology - 0.4%
Lucent Technologies, Inc. 2.875% 6/15/25	249,000	198,605
TOTAL CONVERTIBLE BONDS		304,885
Nonconvertible Bonds - 85.8%
Aerospace - 4.6%
Bombardier, Inc.:
6.3% 5/1/14 (b)	360,000	352,800
7.45% 5/1/34 (b)	1,475,000	1,449,188
L-3 Communications Corp.:
5.875% 1/15/15	60,000	57,600
6.125% 1/15/14	305,000	300,425
6.375% 10/15/15	125,000	124,063
7.625% 6/15/12	185,000	189,625
		2,473,701
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	445,000	422,750
7.324% 4/15/11	80,000	78,000
8.608% 10/1/12	20,000	19,800
Continental Airlines, Inc.:
7.875% 7/2/18	143,647	130,719
9.558% 9/1/19	69,188	67,112
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	24,418	23,319
7.73% 9/15/12	12,345	11,697
8.388% 5/1/22	24,482	23,441
9.798% 4/1/21	335,430	335,430
Delta Air Lines, Inc. pass thru trust certificates 8.021% 8/10/22 (b)	345,000	326,025
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17	65,000	61,100
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	147,482	131,259
		1,630,652
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - 0.3%
General Motors Acceptance Corp. 6.875% 9/15/11	$ 160,000	$ 138,400
GMAC LLC 6% 12/15/11	35,000	29,750
		168,150
Building Materials - 0.4%
Anixter International, Inc. 5.95% 3/1/15	220,000	191,950
Cable TV - 2.3%
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	620,000	584,350
EchoStar Communications Corp.:
6.375% 10/1/11	135,000	132,300
6.625% 10/1/14	230,000	223,974
7% 10/1/13	310,000	307,675
		1,248,299
Capital Goods - 3.8%
Leucadia National Corp.:
7% 8/15/13	125,000	121,250
7.125% 3/15/17	1,550,000	1,464,750
SPX Corp. 7.625% 12/15/14 (b)	295,000	300,900
Terex Corp. 8% 11/15/17	185,000	180,838
		2,067,738
Chemicals - 1.0%
Chemtura Corp. 6.875% 6/1/16	255,000	233,325
Equistar Chemicals LP 7.55% 2/15/26	10,000	6,700
NOVA Chemicals Corp.:
6.5% 1/15/12	195,000	177,450
7.8625% 11/15/13 (c)	130,000	110,175
		527,650
Containers - 0.5%
Greif, Inc. 6.75% 2/1/17	270,000	256,500
Diversified Financial Services - 0.3%
Residential Capital Corp. 7.875% 6/30/10	185,000	120,250
Residential Capital LLC 5.6463% 6/9/08 (c)	45,000	38,138
		158,388
Diversified Media - 1.2%
Liberty Media Corp.:
8.25% 2/1/30	260,000	235,691
8.5% 7/15/29	425,000	402,926
		638,617
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 2.6%
Edison Mission Energy 7.2% 5/15/19	$ 385,000	$ 375,375
Intergen NV 9% 6/30/17 (b)	455,000	475,475
NSG Holdings II, LLC 7.75% 12/15/25 (b)	535,000	533,663
Tenaska Alabama Partners LP 7% 6/30/21 (b)	55,459	54,073
		1,438,586
Energy - 12.0%
Chesapeake Energy Corp.:
6.5% 8/15/17	1,045,000	1,003,200
6.625% 1/15/16	15,000	14,700
6.875% 1/15/16	255,000	252,450
7.5% 6/15/14	200,000	203,000
7.625% 7/15/13	150,000	154,875
7.75% 1/15/15	590,000	600,325
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	25,000	24,750
7.75% 5/15/17	170,000	168,725
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	110,000	109,175
El Paso Corp. 7% 6/15/17	245,000	247,450
El Paso Energy Corp. 7.75% 1/15/32	85,000	84,864
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	305,000	315,675
OPTI Canada, Inc.:
7.875% 12/15/14 (b)	330,000	320,925
8.25% 12/15/14 (b)	175,000	172,375
Pan American Energy LLC 7.75% 2/9/12 (b)	980,000	984,900
Pioneer Natural Resources Co. 6.65% 3/15/17	365,000	346,750
Plains Exploration & Production Co. 7% 3/15/17	500,000	475,000
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	140,000	135,800
7.5% 5/15/16	145,000	146,813
Tesoro Corp. 6.5% 6/1/17	80,000	77,400
Transcontinental Gas Pipe Line Corp. 7.25% 12/1/26	140,000	142,800
Williams Companies, Inc.:
7.75% 6/15/31	55,000	59,950
7.875% 9/1/21	140,000	153,650
8.75% 3/15/32	75,000	89,813
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	235,000	244,400
		6,529,765
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - 1.5%
Allied Waste North America, Inc.:
6.875% 6/1/17	$ 590,000	$ 572,300
7.125% 5/15/16	20,000	19,800
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	234,600
		826,700
Food/Beverage/Tobacco - 1.1%
Constellation Brands, Inc.:
7.25% 9/1/16	25,000	23,875
7.25% 5/15/17	60,000	57,150
8.375% 12/15/14	75,000	76,875
Smithfield Foods, Inc. 7.75% 7/1/17	490,000	460,600
		618,500
Gaming - 11.9%
Chukchansi Economic Development Authority:
8% 11/15/13 (b)	70,000	66,150
8.2375% 11/15/12 (b)(c)	40,000	36,600
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	170,000	162,563
MGM Mirage, Inc.:
5.875% 2/27/14	495,000	440,550
6.625% 7/15/15	160,000	146,400
6.75% 9/1/12	315,000	300,825
6.875% 4/1/16	555,000	510,600
7.625% 1/15/17	1,035,000	1,000,069
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	60,938
6.375% 7/15/09	300,000	295,500
7.125% 8/15/14	1,815,000	1,633,490
Scientific Games Corp. 6.25% 12/15/12	405,000	390,825
Seminole Hard Rock Entertainment, Inc. 7.4906% 3/15/14 (b)(c)	65,000	58,500
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	220,000	213,400
7.25% 5/1/12	490,000	475,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	470,000	452,963
6.625% 12/1/14 (b)	255,000	245,756
		6,490,429
Healthcare - 6.1%
FMC Finance III SA 6.875% 7/15/17 (b)	345,000	344,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
9.125% 11/15/14	$ 365,000	$ 377,775
9.25% 11/15/16	390,000	408,525
9.625% 11/15/16 pay-in-kind	730,000	767,413
Omega Healthcare Investors, Inc. 7% 4/1/14	415,000	410,850
Service Corp. International:
6.75% 4/1/15	110,000	109,175
7.5% 4/1/27	570,000	507,300
Ventas Realty LP:
6.5% 6/1/16	170,000	169,150
6.625% 10/15/14	225,000	226,688
		3,321,014
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	530,000	492,900
7.125% 2/15/13 (b)	435,000	411,075
8.125% 6/1/12	545,000	536,825
KB Home:
6.25% 6/15/15	55,000	50,050
6.375% 8/15/11	55,000	52,525
7.75% 2/1/10	60,000	59,400
		1,602,775
Hotels - 2.3%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	455,000	470,925
Host Hotels & Resorts LP 6.875% 11/1/14	50,000	48,750
Host Marriott LP 7.125% 11/1/13	745,000	744,069
		1,263,744
Leisure - 2.4%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	140,000	135,800
yankee:
7% 6/15/13	175,000	171,722
7.25% 6/15/16	335,000	323,275
7.5% 10/15/27	760,000	680,200
		1,310,997
Metals/Mining - 6.2%
Arch Western Finance LLC 6.75% 7/1/13	635,000	615,950
Drummond Co., Inc. 7.375% 2/15/16 (b)	1,140,000	1,054,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	$ 90,000	$ 94,050
8.375% 4/1/17	485,000	511,675
Peabody Energy Corp.:
7.375% 11/1/16	350,000	357,000
7.875% 11/1/26	230,000	232,300
Vedanta Resources PLC 6.625% 2/22/10 (b)	520,000	514,800
		3,380,275
Paper - 1.0%
Georgia-Pacific Corp. 7% 1/15/15 (b)	580,000	562,600
Publishing/Printing - 0.3%
Scholastic Corp. 5% 4/15/13	165,000	139,425
Services - 3.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.3688% 5/15/14 (c)	285,000	242,250
7.625% 5/15/14	240,000	220,800
7.75% 5/15/16	735,000	650,475
FTI Consulting, Inc.:
7.625% 6/15/13	515,000	525,300
7.75% 10/1/16	331,000	343,413
		1,982,238
Shipping - 1.1%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	95,000	90,488
8.25% 3/15/13	25,000	25,313
Teekay Corp. 8.875% 7/15/11	455,000	474,338
		590,139
Steels - 1.7%
Steel Dynamics, Inc.:
6.75% 4/1/15	755,000	730,463
7.375% 11/1/12 (b)	180,000	179,550
		910,013
Technology - 6.6%
Avago Technologies Finance Ltd. 10.125% 12/1/13	55,000	57,475
Flextronics International Ltd.:
6.25% 11/15/14	345,000	327,750
6.5% 5/15/13	290,000	276,950
IKON Office Solutions, Inc. 9.9263% 1/1/12 (b)(c)	140,000	138,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc. 6.45% 3/15/29	$ 330,000	$ 266,475
NXP BV:
7.0075% 10/15/13 (c)	325,000	270,563
7.875% 10/15/14	30,000	27,675
Seagate Technology HDD Holdings 6.8% 10/1/16	620,000	604,500
Xerox Capital Trust I 8% 2/1/27	1,600,000	1,592,000
		3,561,638
Telecommunications - 5.0%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	375,000	384,863
Nextel Communications, Inc.:
6.875% 10/31/13	105,000	97,950
7.375% 8/1/15	110,000	100,626
Qwest Corp.:
6.5% 6/1/17	290,000	276,225
7.5% 10/1/14	135,000	136,013
7.625% 6/15/15	235,000	235,588
8.2406% 6/15/13 (c)	195,000	190,856
U.S. West Communications:
6.875% 9/15/33	1,225,000	1,108,625
7.5% 6/15/23	220,000	206,800
		2,737,546
TOTAL NONCONVERTIBLE BONDS		46,628,029
TOTAL CORPORATE BONDS (Cost $48,460,207)		46,932,914
Floating Rate Loans - 4.7%

Cable TV - 0.5%
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (c)	206,325	188,787
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (c)	114,750	104,996
		293,783
Energy - 1.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 7.93% 3/30/12 (c)	27,845	25,339
term loan 7.83% 3/30/14 (c)	207,615	188,929
Floating Rate Loans - continued
	Principal Amount	Value
Energy - continued
Kinder Morgan, Inc. Tranche B, term loan 4.78% 5/30/14 (c)	$ 376,232	$ 369,648
Petroleum Geo-Services ASA term loan 6.58% 6/29/15 (c)	268,974	248,801
		832,717
Entertainment/Film - 0.4%
Zuffa LLC term loan 6.9375% 6/19/15 (c)	238,850	191,080
Healthcare - 0.4%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (c)	236,201	211,400
Tranche DD, term loan 7/25/14 (d)	11,879	10,632
		222,032
Paper - 0.3%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (c)	195,132	178,058
Services - 0.4%
Adesa, Inc. term loan 7.08% 10/20/13 (c)	248,750	217,034
Technology - 0.8%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (c)	474,171	417,271
Telecommunications - 0.4%
Intelsat Ltd. Tranche B, term loan 6.35% 7/3/13 (c)	238,992	218,678
TOTAL FLOATING RATE LOANS (Cost $2,808,456)		2,570,653
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 3.79% (a) (Cost $2,611,140)	2,611,140	2,611,140
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $53,879,757)		52,114,707
NET OTHER ASSETS - 4.1%		2,230,255
NET ASSETS - 100%		$ 54,344,962
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,025,444 or 18.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $11,879 and $10,632, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 129,621
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $53,837,588. Net unrealized depreciation aggregated $1,722,881, of which $257,980 related to appreciated investment securities and $1,980,861 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2008

1.813069.103

SPH-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.9%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 19,025	$ 21,742
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (e)	14,285	15,715
Technology - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	13,553	9,792
TOTAL CONVERTIBLE BONDS		47,249
Nonconvertible Bonds - 76.3%
Aerospace - 0.6%
Bombardier, Inc.:
6.3% 5/1/14 (e)	13,770	13,495
8% 11/15/14 (e)	12,550	13,115
TransDigm, Inc. 7.75% 7/15/14	4,350	4,350
		30,960
Air Transportation - 0.9%
Continental Airlines, Inc.:
6.903% 4/19/22	2,330	2,015
7.339% 4/19/14	3,920	3,587
Continental Airlines, Inc. pass thru trust certificates 6.9% 7/2/18	1,329	1,236
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	715
8.3% 12/15/29 (a)	7,735	387
10% 8/15/08 (a)	1,980	99
Northwest Airlines, Inc. pass thru trust certificates:
6.841% 10/1/12	14,375	14,231
7.041% 10/1/23	13,770	13,633
7.691% 4/1/17	12,771	12,004
		47,907
Automotive - 3.6%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,409
Ford Motor Co. 7.45% 7/16/31	4,775	3,522
Ford Motor Credit Co. LLC:
8% 12/15/16	16,180	13,510
8.7075% 4/15/12 (f)	9,450	9,167
9.875% 8/10/11	26,795	25,709
10.2406% 6/15/11 (f)	8,075	7,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.:
6.75% 12/1/14	$ 25,550	$ 20,823
6.875% 9/15/11	16,250	14,056
6.875% 8/28/12	17,160	14,570
8% 11/1/31	6,635	5,441
General Motors Corp.:
8.25% 7/15/23	4,855	3,884
8.375% 7/15/33	13,315	10,785
GMAC LLC 6.625% 5/15/12	10,000	8,450
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,479
Tenneco, Inc. 8.625% 11/15/14	17,000	15,980
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	2,063	2,135
8.6625% 12/1/09 (f)	8,760	8,760
9% 7/1/15	7,125	7,553
Visteon Corp. 8.25% 8/1/10	9,555	7,883
		187,545
Broadcasting - 0.9%
LIN Television Corp. 6.5% 5/15/13	14,265	13,409
Local TV Finance LLC 9.25% 6/15/15 pay-in-kind (e)	3,630	3,158
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	21,722
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (d)	1,025	1,005
Paxson Communications Corp. 7.5075% 1/15/12 (e)(f)	5,000	4,700
Radio One, Inc. 8.875% 7/1/11	3,715	3,306
		47,300
Building Materials - 0.6%
Building Materials Corp. of America 7.75% 8/1/14	11,955	9,325
General Cable Corp.:
7.0556% 4/1/15 (f)	6,875	6,188
7.125% 4/1/17	1,940	1,872
Nortek, Inc. 8.5% 9/1/14	10,255	7,948
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,403
		31,736
Cable TV - 3.5%
Cablevision Systems Corp. 9.6444% 4/1/09 (f)	5,015	5,028
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	3,000	2,805
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	$ 40,839	$ 29,812
11% 10/1/15	1,910	1,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	26,445	24,991
8.375% 4/30/14 (e)	12,860	12,153
CSC Holdings, Inc. 7.625% 4/1/11	20,760	20,552
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	18,290	17,238
EchoStar Communications Corp.:
5.75% 10/1/08	5,115	5,115
7% 10/1/13	19,870	19,721
7.125% 2/1/16	20,885	20,781
Kabel Deutschland GmbH 10.625% 7/1/14	6,270	6,270
NTL Cable PLC 9.125% 8/15/16	6,470	5,791
Videotron Ltee 6.875% 1/15/14	7,670	7,382
		179,014
Capital Goods - 1.4%
American Railcar Industries, Inc. 7.5% 3/1/14	7,400	6,660
Baldor Electric Co. 8.625% 2/15/17	8,010	7,770
Case New Holland, Inc. 7.125% 3/1/14	5,700	5,686
Chart Industries, Inc. 9.125% 10/15/15	10,135	9,983
Esco Corp. 8.625% 12/15/13 (e)	14,105	13,682
Invensys PLC 9.875% 3/15/11 (e)	5,670	5,897
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	3,190	2,855
Sensus Metering Systems, Inc. 8.625% 12/15/13	5,260	4,997
SPX Corp. 7.625% 12/15/14 (e)	16,410	16,738
		74,268
Chemicals - 1.0%
Georgia Gulf Corp.:
9.5% 10/15/14	13,720	10,702
10.75% 10/15/16	3,020	1,948
Momentive Performance Materials, Inc. 9.75% 12/1/14	9,160	8,198
Phibro Animal Health Corp. 10% 8/1/13 (e)	7,420	6,864
PolyOne Corp. 8.875% 5/1/12	4,735	4,735
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
The Mosaic Co.:
7.375% 12/1/14 (e)	$ 9,860	$ 10,575
7.625% 12/1/16 (e)	7,040	7,691
		50,713
Consumer Products - 0.3%
Jarden Corp. 7.5% 5/1/17	10,810	9,216
Riddell Bell Holdings, Inc. 8.375% 10/1/12	6,600	5,808
		15,024
Containers - 0.7%
Berry Plastics Holding Corp. 8.875% 9/15/14	11,400	10,089
BWAY Corp. 10% 10/15/10	8,735	8,538
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,277
8.25% 5/15/13	3,000	3,105
8.875% 2/15/09	3,516	3,516
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,020
7.5% 5/15/10	4,210	4,252
		36,797
Diversified Financial Services - 0.4%
Residential Capital Corp. 7.875% 6/30/10	9,775	6,354
Residential Capital LLC 7.615% 5/22/09 (f)	19,060	12,961
		19,315
Diversified Media - 0.8%
Block Communications, Inc. 8.25% 12/15/15 (e)	6,600	6,270
CanWest Media, Inc. 8% 9/15/12	2,660	2,527
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	7,628
Liberty Media Corp. 5.7% 5/15/13	25,250	23,356
		39,781
Electric Utilities - 7.7%
AES Corp.:
8% 10/15/17	22,360	22,919
8.75% 5/15/13 (e)	16,630	17,399
9.375% 9/15/10	13,149	13,708
9.5% 6/1/09	17,342	17,862
AES Gener SA 7.5% 3/25/14	6,035	6,337
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	15,879
Aquila, Inc. 14.875% 7/1/12	4,405	5,528
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Generating Co. LLC 0% 4/1/09 (c)(f)	$ 50	$ 2
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,527
8.5% 4/15/11	11,175	12,027
Dynegy Holdings, Inc. 7.75% 6/1/19	14,280	12,995
Edison Mission Energy 7.2% 5/15/19	42,585	41,520
Energy Future Holdings:
10.875% 11/1/17 (e)	27,020	26,885
11.25% 11/1/17 pay-in-kind (e)	4,470	4,436
Mirant Americas Generation LLC 8.3% 5/1/11	20,945	21,154
Mirant North America LLC 7.375% 12/31/13	5,510	5,517
NRG Energy, Inc.:
7.25% 2/1/14	30,460	29,699
7.375% 2/1/16	5,710	5,553
7.375% 1/15/17	4,885	4,677
NSG Holdings II, LLC 7.75% 12/15/25 (e)	12,880	12,848
Reliant Energy, Inc.:
6.75% 12/15/14	6,270	6,270
7.875% 6/15/17	46,120	44,736
Sierra Pacific Resources 6.75% 8/15/17	4,320	4,277
TECO Energy, Inc. 6.9113% 5/1/10 (f)	7,370	7,444
Tenaska Alabama Partners LP 7% 6/30/21 (e)	4,044	3,943
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (e)	25,170	24,667
Series B, 10.25% 11/1/15 (e)	5,790	5,674
		397,483
Energy - 6.6%
Atlas Pipeline Partners LP 8.125% 12/15/15	6,980	6,727
Berry Petroleum Co. 8.25% 11/1/16	5,000	5,088
Chaparral Energy, Inc. 8.875% 2/1/17 (e)	7,555	6,308
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	28,886
6.625% 1/15/16	7,960	7,801
6.875% 1/15/16	2,980	2,950
7% 8/15/14	4,960	4,979
7.5% 9/15/13	4,000	4,110
7.5% 6/15/14	7,430	7,541
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,300	1,287
7.75% 5/15/17	2,750	2,729
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Complete Production Services, Inc. 8% 12/15/16	$ 16,300	$ 15,811
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,700
Forest Oil Corp. 7.25% 6/15/19 (e)	18,215	18,169
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	11,200	11,340
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	8,120	7,734
9% 6/1/16 (e)	9,470	9,423
Mariner Energy, Inc. 8% 5/15/17	4,050	3,888
OPTI Canada, Inc. 8.25% 12/15/14 (e)	29,570	29,126
Petrohawk Energy Corp. 9.125% 7/15/13	21,090	21,723
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,387
Plains Exploration & Production Co. 7% 3/15/17	23,755	22,567
Pride International, Inc. 7.375% 7/15/14	3,650	3,760
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,890	1,833
7.375% 7/15/13	16,370	16,493
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	9,486	9,628
Southwestern Energy Co. 7.5% 2/1/18 (e)	6,980	7,137
Swift Energy Co. 7.125% 6/1/17	19,060	17,916
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	3,190	2,967
Tennessee Gas Pipeline Co. 7% 10/15/28	7,600	7,638
Williams Companies, Inc.:
6.375% 10/1/10 (e)	9,860	9,959
7.125% 9/1/11	8,320	8,861
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	10,760	11,190
		341,656
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,221
6.875% 6/1/17	9,500	9,215
7.125% 5/15/16	17,290	17,117
		34,553
Food and Drug Retail - 1.2%
Albertsons, Inc. 7.45% 8/1/29	9,925	8,992
Rite Aid Corp.:
6.875% 8/15/13	5,838	3,678
7.7% 2/15/27	4,725	2,693
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
9.375% 12/15/15	$ 8,330	$ 6,268
9.5% 6/15/17	12,500	9,250
Stater Brothers Holdings, Inc. 7.75% 4/15/15	14,270	13,271
SUPERVALU, Inc. 7.5% 11/15/14	17,750	17,928
		62,080
Food/Beverage/Tobacco - 2.7%
Constellation Brands, Inc.:
7.25% 5/15/17	49,190	46,853
8.375% 12/15/14	47,890	49,087
Dean Foods Co.:
6.9% 10/15/17	5,320	4,655
7% 6/1/16	20,915	19,033
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	14,220	13,225
Smithfield Foods, Inc. 7.75% 7/1/17	8,230	7,736
		140,589
Gaming - 1.9%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (e)	5,515	4,081
Herbst Gaming, Inc. 8.125% 6/1/12	3,250	1,170
Mandalay Resort Group 9.5% 8/1/08	5,385	5,479
MGM Mirage, Inc.:
5.875% 2/27/14	27,780	24,724
6.625% 7/15/15	13,005	11,900
6.75% 9/1/12	9,860	9,416
7.5% 6/1/16	11,940	11,433
Mohegan Tribal Gaming Authority 6.875% 2/15/15	1,770	1,584
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,188
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	4,490	4,086
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	19,230	18,533
		98,594
Healthcare - 6.9%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,756
Bausch & Lomb, Inc. 9.875% 11/1/15 (e)	10,380	10,484
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,813
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Carriage Services, Inc. 7.875% 1/15/15	$ 5,170	$ 5,015
Community Health Systems, Inc. 8.875% 7/15/15	21,785	21,922
CRC Health Group, Inc. 10.75% 2/1/16	4,750	4,798
DaVita, Inc.:
6.625% 3/15/13	5,380	5,286
7.25% 3/15/15	9,065	8,997
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	3,962
HCA, Inc.:
5.75% 3/15/14	6,895	5,844
6.5% 2/15/16	1,915	1,618
7.5% 11/6/33	4,775	3,820
9.125% 11/15/14	13,905	14,392
9.25% 11/15/16	45,950	48,133
9.625% 11/15/16 pay-in-kind	16,755	17,614
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	15,064
LVB Acquisition Merger Sub, Inc. 10% 10/15/17 (e)	4,425	4,558
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	7,880
ResCare, Inc. 7.75% 10/15/13	8,585	8,242
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,879
Service Corp. International 7.375% 10/1/14	8,775	8,929
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	5,243
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	13,699
Tenet Healthcare Corp.:
9.25% 2/1/15	13,030	11,922
9.875% 7/1/14	26,245	24,802
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,013
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind	5,670	5,698
US Oncology Holdings, Inc. 10.7594% 3/15/12 pay-in-kind (f)	15,140	11,033
Ventas Realty LP:
6.5% 6/1/16	19,900	19,801
6.625% 10/15/14	9,875	9,949
6.75% 6/1/10	4,810	4,726
6.75% 4/1/17	8,880	8,924
VWR Funding, Inc. 10.25% 7/15/15 (e)	27,480	25,282
		356,098
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 1.4%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	$ 8,280	$ 7,700
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	5,250	3,636
6.375% 12/15/14	5,000	3,500
KB Home 5.875% 1/15/15	4,740	4,290
Realogy Corp.:
10.5% 4/15/14 (e)	31,535	22,863
11% 4/15/14 pay-in-kind (e)	535	353
Rouse Co. 7.2% 9/15/12	4,370	4,228
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	30,170	27,153
		73,723
Hotels - 0.7%
Host Hotels & Resorts LP 6.875% 11/1/14	19,730	19,237
Host Marriott LP:
6.375% 3/15/15	10,515	9,989
7.125% 11/1/13	5,865	5,858
		35,084
Insurance - 0.1%
USI Holdings Corp. 8.7438% 11/15/14 (e)(f)	6,810	5,584
Leisure - 0.5%
Festival Fun Parks LLC 10.875% 4/15/14	8,540	9,095
Six Flags, Inc.:
9.625% 6/1/14	9,075	5,990
9.75% 4/15/13	4,975	3,333
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,536
		23,954
Metals/Mining - 3.2%
Aleris International, Inc. 9% 12/15/14	7,720	6,022
Drummond Co., Inc. 7.375% 2/15/16 (e)	8,735	8,080
FMG Finance Property Ltd.:
10% 9/1/13 (e)	4,555	4,862
10.625% 9/1/16 (e)	11,075	12,542
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,217
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	11,760	12,289
8.375% 4/1/17	19,030	20,077
8.3944% 4/1/15 (f)	9,500	9,215
Massey Energy Co. 6.875% 12/15/13	22,380	21,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (e)(f)	$ 7,950	$ 5,923
Novelis, Inc. 7.25% 2/15/15	16,730	15,350
Peabody Energy Corp.:
6.875% 3/15/13	9,935	9,885
7.375% 11/1/16	31,910	32,548
		163,271
Paper - 1.0%
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,591
8.875% 5/15/31	5,320	4,921
9.5% 12/1/11	14,263	14,834
Glatfelter 7.125% 5/1/16	4,440	4,307
Graphic Packaging International, Inc. 8.5% 8/15/11	1,775	1,695
NewPage Corp.:
10% 5/1/12 (e)	19,575	19,477
10% 5/1/12	2,665	2,652
		50,477
Publishing/Printing - 2.8%
Cadmus Communications Corp. 8.375% 6/15/14	4,830	4,202
Cenveo Corp. 7.875% 12/1/13	22,214	19,548
R.H. Donnelley Corp. 8.875% 10/15/17 (e)	13,435	12,226
The Reader's Digest Association, Inc. 9% 2/15/17 (e)	17,150	12,863
TL Acquisitions, Inc.:
0% 7/15/15 (d)(e)	17,880	13,768
10.5% 1/15/15 (e)	53,130	48,747
Valassis Communications, Inc. 8.25% 3/1/15	39,970	33,175
		144,529
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,780	4,541
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,223
		5,764
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	17,725	15,199
Landry's Restaurants, Inc. 9.5% 12/15/14	11,280	10,942
OSI Restaurant Partners, Inc. 10% 6/15/15 (e)	8,985	5,391
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	2,902
		34,434
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 3.1%
Ahern Rentals, Inc. 9.25% 8/15/13	$ 16,545	$ 13,319
Allied Security Escrow Corp. 11.375% 7/15/11	5,590	4,779
ARAMARK Corp. 8.5% 2/1/15	24,505	24,076
Ashtead Capital, Inc. 9% 8/15/16 (e)	6,515	5,473
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	8,220	7,562
Corrections Corp. of America:
6.25% 3/15/13	17,650	17,474
6.75% 1/31/14	5,130	5,181
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	2,040
7.75% 10/1/16	3,760	3,901
Hertz Corp.:
8.875% 1/1/14	23,525	22,584
10.5% 1/1/16	7,170	6,812
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	11,832
8.625% 4/1/13	2,785	2,806
KAR Holdings, Inc. 8.75% 5/1/14 (e)	5,690	5,007
Penhall International Corp. 12% 8/1/14 (e)	4,370	3,583
Rental Service Corp. 9.5% 12/1/14	4,460	3,813
United Rentals North America, Inc. 7% 2/15/14	22,265	17,756
		157,998
Shipping - 1.4%
Britannia Bulk PLC 11% 12/1/11	2,190	2,190
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,345	9,621
Navios Maritime Holdings, Inc. 9.5% 12/15/14	13,720	13,171
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,424
Ship Finance International Ltd. 8.5% 12/15/13	35,500	35,500
Teekay Corp. 8.875% 7/15/11	5,000	5,213
		74,119
Specialty Retailing - 1.6%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,800	1,512
Dollar General Corp. 10.625% 7/15/15 (e)	11,605	10,677
Michaels Stores, Inc. 10% 11/1/14	23,620	21,022
Sally Holdings LLC 9.25% 11/15/14	37,260	35,304
United Auto Group, Inc. 7.75% 12/15/16	14,790	12,941
		81,456
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - 0.6%
California Steel Industries, Inc. 6.125% 3/15/14	$ 7,730	$ 6,571
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,700	9,179
PNA Group, Inc. 10.75% 9/1/16	4,740	4,219
Steel Dynamics, Inc. 7.375% 11/1/12 (e)	13,410	13,376
		33,345
Super Retail - 1.5%
Asbury Automotive Group, Inc. 8% 3/15/14	23,685	20,843
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,763
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	15,090
Neiman Marcus Group, Inc. 9% 10/15/15	7,390	7,390
Sonic Automotive, Inc. 8.625% 8/15/13	17,755	16,423
Toys 'R' US, Inc. 7.875% 4/15/13	14,325	10,386
		75,895
Technology - 6.6%
Activant Solutions, Inc. 9.5% 5/1/16	3,320	2,689
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	5,895
9.25% 6/1/16	12,890	12,149
Avago Technologies Finance Ltd. 10.125% 12/1/13	21,880	22,865
Freescale Semiconductor, Inc.:
8.875% 12/15/14	33,490	26,876
9.125% 12/15/14 pay-in-kind	60,860	45,420
10.125% 12/15/16	5,035	3,531
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	9,280
Jabil Circuit, Inc. 8.25% 3/15/18 (e)	22,405	21,873
Lucent Technologies, Inc.:
6.45% 3/15/29	28,655	23,139
6.5% 1/15/28	7,910	6,387
Nortel Networks Corp.:
8.5075% 7/15/11 (f)	14,241	13,387
10.75% 7/15/16	32,245	32,890
NXP BV:
7.0075% 10/15/13 (f)	18,790	15,643
7.875% 10/15/14	14,950	13,791
Open Solutions, Inc. 9.75% 2/1/15 (e)	2,440	2,098
Serena Software, Inc. 10.375% 3/15/16	6,855	6,547
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 9.125% 8/15/13	$ 27,000	$ 27,338
Xerox Capital Trust I 8% 2/1/27	46,040	45,810
		337,608
Telecommunications - 8.5%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	14,298
Centennial Communications Corp. 10.58% 1/1/13 (f)	8,000	7,760
Cricket Communications, Inc. 9.375% 11/1/14	6,035	5,477
Digicel Group Ltd.:
8.875% 1/15/15 (e)	12,035	10,621
9.125% 1/15/15 pay-in-kind (e)	43,832	38,572
9.25% 9/1/12 (e)	1,610	1,626
Intelsat Ltd.:
7.625% 4/15/12	9,565	7,317
9.25% 6/15/16	47,470	47,589
11.25% 6/15/16	15,815	15,874
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	5,000	5,000
Level 3 Financing, Inc.:
8.75% 2/15/17	9,850	8,052
9.25% 11/1/14	35,245	30,311
12.25% 3/15/13	16,000	15,480
MetroPCS Wireless, Inc. 9.25% 11/1/14	15,100	13,854
Millicom International Cellular SA 10% 12/1/13	11,840	12,580
Nextel Communications, Inc. 7.375% 8/1/15	12,580	11,508
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (e)	5,045	5,127
PAETEC Holding Corp. 9.5% 7/15/15 (e)	2,690	2,515
PanAmSat Corp.:
9% 8/15/14	3,105	3,074
9% 6/15/16	23,720	23,720
Qwest Communications International, Inc.:
7.5% 2/15/14	15,725	15,607
7.5% 2/15/14	1,840	1,849
Qwest Corp.:
7.5% 10/1/14	24,500	24,684
7.625% 6/15/15	17,890	17,935
7.875% 9/1/11	8,465	8,719
8.2406% 6/15/13 (f)	20,090	19,663
Rogers Communications, Inc. 8% 12/15/12	3,790	3,923
Rural Cellular Corp. 8.25% 3/15/12	5,440	5,644
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications 5.625% 11/15/08	$ 5,000	$ 5,000
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	7,565	8,019
Windstream Corp.:
7% 3/15/19	9,490	8,921
8.125% 8/1/13	7,580	7,807
8.625% 8/1/16	21,725	22,513
		436,579
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (e)(f)	4,670	4,261
TOTAL NONCONVERTIBLE BONDS		3,929,494
TOTAL CORPORATE BONDS (Cost $4,187,075)		3,976,743
Common Stocks - 0.4%
	Shares
Air Transportation - 0.1%
Delta Air Lines, Inc. (a)	295,269	4,969
Broadcasting - 0.0%
DISH Network Corp. Class A (a)	100,860	2,848
Cable TV - 0.0%
Time Warner Cable, Inc. (a)	3,930	99
Consumer Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,139,829	1,220
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	0
Energy - 0.1%
El Paso Corp.	300,000	4,944
Shipping - 0.1%
OceanFreight, Inc.	264,162	5,154
Telecommunications - 0.1%
EchoStar Holding Corp. Class A (a)	20,172	589
Sprint Nextel Corp.	227,548	2,396
		2,985
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	143,778	$ 863
TOTAL COMMON STOCKS (Cost $22,655)		23,082
Nonconvertible Preferred Stocks - 0.4%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	14,969	18,711
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,915)		18,734
Floating Rate Loans - 10.9%
	Principal Amount (000s)
Automotive - 0.2%
Ford Motor Co. term loan 8% 12/15/13 (f)	$ 12,810	11,177
Broadcasting - 0.7%
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4945% 9/29/14 (f)	40,392	33,273
Tranche DD 1LN, term loan 9/29/14 (h)	1,403	1,155
		34,428
Building Materials - 0.2%
Building Materials Corp. of America term loan 7.937% 2/22/14 (f)	9,900	7,970
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (f)	59,158	51,156
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (f)	41,413	37,893
		89,049
Chemicals - 0.1%
Hexion Specialty Chemicals, Inc.:
term loan 7.0223% 5/5/13 (f)	5,838	5,458
Tranche C5, term loan 7.125% 5/5/13 (f)	249	230
		5,688
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.2%
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (f)	$ 21,528	$ 18,783
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 8.3963% 10/10/14 (f)	47,448	43,415
		62,198
Energy - 0.3%
SandRidge Energy, Inc. term loan:
8.3538% 4/1/14 (f)	2,310	2,195
8.625% 4/1/15 (f)	12,610	12,452
		14,647
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 5.7238% 6/4/14 (f)	7,870	7,063
Gaming - 0.1%
Venetian Macau Ltd. Tranche B, term loan 7.08% 5/26/12 (f)	2,507	2,281
Healthcare - 1.9%
Bausch & Lomb, Inc. term loan:
6.5106% 4/26/15 (f)(h)	482	458
8.08% 4/26/15 (f)	1,928	1,832
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (f)	18,453	16,516
Tranche DD, term loan 7/25/14 (h)	928	831
DaVita, Inc. Tranche B1, term loan 5.568% 10/5/12 (f)	21,407	20,069
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (f)	53,785	49,482
LifeCare Holdings, Inc. term loan 9.08% 8/11/12 (f)	9,804	8,334
Sheridan Healthcare, Inc. Tranche 1LN, term loan 6.6793% 6/15/14 (f)	2,726	2,399
		99,921
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (f)	33,320	30,405
Services - 0.8%
ARAMARK Corp.:
term loan 6.83% 1/26/14 (f)	6,500	5,850
6.83% 1/26/14 (f)	413	372
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.5% 4/19/12 (f)	12,242	11,017
RSC Equipment Rental Tranche 2LN, term loan 8.4164% 11/30/13 (f)	7,314	6,290
Thomson Learning, Inc. term loan 6.205% 7/5/14 (f)	19,950	17,955
		41,484
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 7.5826% 10/31/13 (f)	$ 16,802	$ 14,282
Super Retail - 0.5%
Neiman Marcus Group, Inc. term loan 6.686% 4/6/13 (f)	6,200	5,689
Toys 'R' US, Inc. term loan 7.6313% 12/9/08 (f)	20,240	18,722
		24,411
Technology - 1.3%
First Data Corp. Tranche B1, term loan 7.63% 9/24/14 (f)	17,794	15,926
Flextronics International Ltd. Tranche B-B, term loan 7.455% 10/1/12 (f)	17,835	16,498
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (f)	38,223	34,783
		67,207
Telecommunications - 0.9%
Intelsat Bermuda Ltd. term loan 7.1313% 1/12/14 (f)	5,250	5,119
Level 3 Communications, Inc. term loan 6.6105% 3/13/14 (f)	24,710	22,301
MetroPCS Wireless, Inc. Tranche B, term loan 7.1646% 11/3/13 (f)	10,757	9,951
Wind Telecomunicazioni SpA term loan 11.2013% 12/12/11 pay-in-kind (f)	10,731	9,803
		47,174
TOTAL FLOATING RATE LOANS (Cost $619,090)		559,385
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 3.79% (b) (Cost $453,386)	453,386,315	453,386
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,174)	$ 5,174	5,174
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $5,304,295)		5,036,504
NET OTHER ASSETS - 2.2%		113,335
NET ASSETS - 100%		$ 5,149,839
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $776,912,000 or 15.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $863,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,572,000 and $2,215,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,174,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 1,130
Barclays Capital, Inc.	1,629
ING Financial Markets LLC	2,415
$ 5,174
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,407
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,293,358,000. Net unrealized depreciation aggregated $256,854,000, of which $60,131,000 related to appreciated investment securities and $316,985,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008